ASSET RETIREMENT OBLIGATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONS

NOTE 10. ASSET RETIREMENT OBLIGATIONS

The Company has a number of oil and gas wells in production and will have AROs that will be settled once the wells are permanently removed from service. The primary obligations involve the removal and disposal of surface equipment, plugging and abandoning the wells and site restoration.

AROs associated with the retirement of tangible long-lived assets are recognized as liabilities with an increase to the carrying amounts of the related long-lived assets in the period incurred. The fair value of AROs is recognized at the date a new well is completed or the acquisition date of the working interest. The cost of the tangible asset, including the asset retirement cost, is depleted over the life of the asset. AROs are recorded at estimated fair value, measured by reference to the expected future cash outflows required to satisfy the retirement obligations discounted at the Company’s credit-adjusted risk-free interest rate. Accretion expense is recognized over time as the discounted liabilities are accreted to their expected settlement value. If estimated future costs of AROs change, an adjustment is recorded to both the ARO and the long-lived asset. Revisions to estimated AROs can result from changes in retirement cost estimates including revisions to estimated inflation rates, revisions to estimated discount rates and changes in the estimated timing of abandonment. The Company used the following inputs in its calculation of its asset retirement obligations.

	Nine Months Ended		Year Ended
	September 30,		December 31,
	2024		2023
Inflation rate	3.087%		3.087%
Discount factor	10.0%		10.0%
Estimated asset life	9.25 – 49.25	years	11 – 50	years

The following table shows the change in the Company’s ARO liability for the nine months ended September 30, 2024 and year ended December 31, 2023:

Asset retirement obligations, January 1, 2023	$5,485,915

Liabilities incurred	85,802
Liabilities sold	(3,510,966)
Change in estimates	(497,407)
Accretion expense	91,624
Asset retirement obligations, December 31, 2023	1,654,968

Liabilities sold	(26,780)
Liabilities settled	(28,087)
Accretion expense	122,825
Asset retirement obligations, September 30, 2024	$1,722,926

The liabilities sold during the nine months ended September 30, 2024 represented the asset retirement obligations associated with certain properties located in Chaves County, New Mexico that were assigned to Earnest Producing Corporation by the Company. (See NOTE 8. RELATED PARTY TRANSACTIONS)

NOTE 10. ASSET RETIREMENT OBLIGATIONS

The Company has a number of oil and gas wells in production and will have AROs that will be settled once the wells are permanently removed from service. The primary obligations involve the removal and disposal of surface equipment, plugging and abandoning the wells and site restoration.

AROs associated with the retirement of tangible long-lived assets are recognized as liabilities with an increase to the carrying amounts of the related long-lived assets in the period incurred. The fair value of AROs is recognized at the date a new well is completed or the acquisition date of the working interest. The cost of the tangible asset, including the asset retirement cost, is depleted over the life of the asset. AROs are recorded at estimated fair value, measured by reference to the expected future cash outflows required to satisfy the retirement obligations discounted at the Company’s credit-adjusted risk-free interest rate. Accretion expense is recognized over time as the discounted liabilities are accreted to their expected settlement value. If estimated future costs of AROs change, an adjustment is recorded to both the ARO and the long-lived asset. Revisions to estimated AROs can result from changes in retirement cost estimates including revisions to estimated inflation rates, revisions to estimated discount rates and changes in the estimated timing of abandonment. The Company used the following inputs in its calculation of its asset retirement obligations.

	Year Ended		Year Ended
	December 31, 2023		December 31, 2022
Inflation rate	3.087%		2.239%
Discount factor	10.0%		10.0%
Estimated asset life	10 – 50	years	11 – 100	years

The following table shows the change in the Company’s ARO liability for the years ended December 31, 2023, and 2022:

Asset retirement obligations, January 1, 2022	$5,097,225
Liabilities incurred	50,419
Liabilities settled	(297,244)
Change in estimates	140,331
Accretion expense	495,184
Asset retirement obligations, December 31, 2022	$5,485,915
Liabilities incurred	85,802
Liabilities sold	(3,510,966)
Change in estimates	(497,407)
Accretion expense	91,624
Asset retirement obligations, December 31, 2023	$1,654,968